Intangible Assets and Goodwill - Summary of Estimated Useful Lives of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2018
Rights on contracts [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	10 Years
Copy rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	3 Years
Software License Member
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	5 Years
Educational platform [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	3 Years
Non compete agreement [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	5 Years
Bottom of range [member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	4 Years
Bottom of range [member] | Educational system [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	2 Years
Bottom of range [member] | Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	2 Years
Top of range [member] | Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	16 Years
Top of range [member] | Educational system [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	8 Years
Top of range [member] | Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful lives	13 Years